Other Post-Employment Benefits	9 Months Ended
Sep. 30, 2011
Other Post-Employment Benefits

(19) Other Post-Employment Benefits

In addition to providing pension benefits, the Company provides for a portion of healthcare, dental, vision and life insurance benefits for certain retired employees, primarily at its North American segment. Covered employees retiring from the Company on or after attaining age 50 and who have rendered at least ten years of service to the Company are entitled to post-retirement healthcare, dental and life insurance benefits. These benefits are subject to deductibles, co-payment provisions and other limitations. Contributions made by the Company, net of Medicare Part D subsidies received in the U.S., are reported below as benefits paid. The Company may change or terminate the benefits at any time. The Company has elected to amortize the transition obligation over a 20-year period. The status of these plans, including a reconciliation of benefit obligations, a reconciliation of plan assets and the funded status of the plans follows:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009
Change in benefit obligations:
Benefit obligation at beginning of period	$80,421	$82,881
Service cost	1,306	1,723
Interest cost	4,632	5,051
Plan participants’ contributions	1,371	1,979
Actuarial (gain)	(2,140)	(5,044)
Benefits paid	(5,640)	(6,486)
Loss due to exchange rate movements	36	317

Benefit obligation at end of period	$79,986	$80,421

Change in plan assets:
Fair value of plan assets at beginning of period	$—	$—
Employer contribution	4,269	4,507
Plan participants’ contribution	1,371	1,979
Benefits paid	(5,640)	(6,486)

Fair value of plan assets at end of period	$—	$—

Net amount recognized:

Funded status	$(79,986)	$(80,421)

Net amount recognized in consolidated balance sheets consists of:
Current liability	$(4,998)	$(4,818)
Noncurrent liability	(74,988)	(75,603)

Net amount recognized	$(79,986)	$(80,421)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$2,681	$4,783
Prior service credit	(1,938)	(2,128)

Total	$743	$2,655

The accumulated post-retirement benefit obligations were determined using a weighted-average discount rate of 5.43% and 5.84% at December 31, 2010 and December 31, 2009, respectively. The components of net periodic benefit cost for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008 were as follows:

	Fiscal Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Service cost	$1,306	$1,723	$1,940
Interest cost	4,632	5,051	5,230
Amortization of net loss	(89)	76	189
Amortization of prior service credit	(204)	(201)	(185)
Curtailments, settlements and special termination benefits	—	—	150

Net periodic benefit cost	$5,645	$6,649	$7,324

The amounts in accumulated other comprehensive income as of December 31, 2010, that are expected to be recognized as components of net periodic benefit cost during the next fiscal year, are as follows:

Actuarial (gain) loss	$(67)
Prior service (credit) cost	(205)
Transition (asset) obligation	—

Adoption of ASC Topic 715

The Company adopted the measurement date provisions of ASC Topic 715 at the beginning of fiscal year 2008, resulting in a decrease in post-employment liabilities of $444, of which, $1,173 decreased retained earnings and $1,617 increased accumulated other comprehensive income.

Healthcare Cost Trend Rates

For the fiscal year ended December 31, 2010, healthcare cost trend rates were assumed to be 4% for international plans, and for U.S. plans 8% for 2010 then downgrading to 5% by 2016. In Canada, the Company used 9.0% in 2010, downgraded to 5% by 2018. For the fiscal year ended December 31, 2009, healthcare cost trend rates were assumed to be 4% for international plans, and for U.S. plans 8% for 2009, then downgrading to 5% in 2013. For Canada, we assumed 9.5% in 2009 and downgraded to 5% by 2018. The assumed healthcare cost trend rate has a significant effect on the amounts reported for the healthcare plans. A one percentage point change on assumed healthcare cost trend rates would have the following effect for the fiscal year ended December 31, 2010:

	One Percentage Point Increase	One Percentage Point Decrease
Effect on total of service and interest cost components	$478	$(433)
Effect on post-retirement benefit obligation	6,211	(5,615)

The amortization of any prior service cost is determined using a straight-line amortization of the cost over the average remaining service period of employees expected to receive benefits under the plan.

Expected post-retirement benefits (net of Medicare Part D subsidies) for each of the next five years and succeeding five years are as follows:

Year
2011	$4,998
2012	5,114
2013	5,245
2014	5,540
2015	5,426
Next five years thereafter	28,625